Commitments and Contingencies (CS) (From Inception To Quarter1, 2011 [Member])	3 Months Ended
Mar. 31, 2011
From Inception To Quarter1, 2011 [Member]
Reporting Period For Combined Statements [Line Items]
Commitments and Contingencies

NOTE 4: COMMITMENTS AND CONTINGENCIES

Litigation

The Initial Portfolio may be subject to various claims and legal proceedings that arise in the ordinary course of its business activities. Management believes that any liability that may ultimately result from the resolution of these matters will not have a material adverse effect on the financial condition or results of operations of the Initial Portfolio.